UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21216

        Nuveen Insured Massachusetts Tax-Free Advantage Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois, 60606
Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois, 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            05/31

Date of reporting period:          08/31/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Insured Massachusetts Tax-Free Advantage Municipal Fund (NGX)
August 31, 2004

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Education and Civic Organizations - 26.0%

$500	Massachusetts Development Finance Authority, Revenue Bonds, Massachusetts College of Pharmacy and	7/13 at 101.00	BBB	$ 554,070
	Allied Health Sciences, Series 2003C, 6.375%, 7/01/23

2,250	Massachusetts Development Finance Authority, Revenue Bonds, Middlesex School, Series 2003,	9/13 at 100.00	A1	2,271,105
	5.000%, 9/01/33

3,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Boston College, Series	6/13 at 100.00	AA-	3,067,470
	2003N, 5.125%, 6/01/37

2,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Worcester State College,	11/12 at 100.00	AAA	2,042,480
	Series 2002, 5.000%, 11/01/32 - AMBAC Insured

2,140	University of Massachusetts Building Authority, Senior Lien Project Revenue Bonds, Series 2004-1,	11/14 at 100.00	AAA	2,362,046
	5.375%, 11/01/21 - AMBAC Insured

	Healthcare - 9.0%

2,500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, New England Medical	5/12 at 100.00	AAA	2,551,900
	Center Hospitals, Series 2002H, 5.000%, 5/15/25 - FGIC Insured

1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc., Series	7/08 at 102.00	AAA	1,016,360
	1998A, 5.000%, 7/01/25 - MBIA Insured

	Housing/Multifamily - 13.3%

1,750	Massachusetts Development Finance Authority, GNMA Collateralized Revenue Bonds, Neville	12/12 at 105.00	AAA	1,903,808
	Communities, Series 2002A, 6.000%, 6/20/44

55	Massachusetts Housing Finance Agency, Housing Project Revenue Refunding Bonds, Series 1993A,	10/04 at 101.00	AAA	55,603
	6.150%, 10/01/15 - AMBAC Insured

1,265	Massachusetts Housing Finance Agency, Rental Housing Mortgage Revenue Bonds, Series 2002H,	7/12 at 100.00	AAA	1,288,365
	5.200%, 7/01/42 - FSA Insured

2,000	Massachusetts Housing Finance Agency, Housing Bonds, Series 2003H, 5.125%, 6/01/43	12/12 at 100.00	AA-	2,020,620

	Tax Obligation/General - 31.9%

1,280	Littleton, Massachusetts, General Obligation Bonds, Series 2003, 5.000%, 1/15/21 - FGIC Insured	1/13 at 101.00	AAA	1,366,707

3,000	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2004B, 5.250%, 8/01/21 -	No Opt. Call	AAA	3,380,550
	FSA Insured

1,025	Maynard, Massachusetts, General Obligation Bonds, Series 2003, 5.500%, 2/01/19 - MBIA Insured	2/13 at 101.00	Aaa	1,156,549

1,705	North Attleborough, Massachusetts, General Obligation Bonds, Series 2004, 5.000%, 7/15/15 -	7/14 at 101.00	Aaa	1,905,474
	FGIC Insured

1,500	Pittsfield, Massachusetts, General Obligation Bonds, Series 2002, 5.000%, 4/15/18 - MBIA Insured	4/12 at 101.00	AAA	1,613,355

3,000	Springfield, Massachusetts, General Obligation Bonds, Series 2003, 5.250%, 1/15/22 - MBIA Insured	1/13 at 100.00	AAA	3,241,140

	Tax Obligation/Limited - 33.4%

3,000	Martha's Vineyard Land Bank, Massachusetts, Revenue Bonds, Series 2002, 5.000%, 5/01/32 -	5/13 at 100.00	AAA	3,053,010
	AMBAC Insured

3,000	Massachusetts Bay Transportation Authority, Senior Sales Tax Revenue Refunding Bonds, Series 2002A,	7/12 at 100.00	AAA	3,065,130
	5.000%, 7/01/27 - FGIC Insured

2,790	Massachusetts College Building Authority, Project Revenue Refunding Bonds, Series 2003A, 5.250%,	5/13 at 100.00	AAA	2,972,633
	5/01/22 - XLCA Insured

	Massachusetts Development Finance Authority, Revenue Bonds, 100 Cambridge Street Redevelopment,
	M/SRBC Project, Series 2002A:
1,475	5.125%, 8/01/28 - MBIA Insured	2/12 at 100.00	AAA	1,513,438
1,500	5.125%, 2/01/34 - MBIA Insured	2/12 at 100.00	AAA	1,532,685

1,000	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%, 1/01/21 -	1/14 at 100.00	AAA	1,083,940
	FGIC Insured

	Transportation - 2.6%

1,000	Massachusetts Port Authority, Revenue Bonds, Series 2003A, 5.000%, 7/01/33 - MBIA Insured	7/13 at 100.00	AAA	1,017,440

	U.S. Guaranteed*** - 17.8%

3,000	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2001D, 5.000%, 11/01/20	11/11 at 100.00	AAA	3,328,650
	(Pre-refunded to 11/01/11) - MBIA Insured

2,145	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2003A, 5.250%, 1/01/18	1/13 at 100.00	AAA	2,408,427
	(Pre-refunded to 1/01/13) - AMBAC Insured

905	Massachusetts Port Authority, Revenue Bonds, Series 1982, 13.000%, 7/01/13	1/05 at 100.00	AAA	1,336,368

	Utilities - 5.3%

1,500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2000HH, 5.250%, 7/01/29 -	7/10 at 101.00	AAA	1,573,095
	FSA Insured

500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2002II, 5.125%, 7/01/26 -	7/12 at 101.00	AAA	525,295
	FSA Insured

	Water and Sewer - 11.7%

1,900	Lynn Water and Sewer Commission, Massachusetts, General Revenue Bonds, Series 2003A, 5.000%,	12/13 at 100.00	AAA	1,934,523
	12/01/32 - MBIA Insured

1,000	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2004D, 5.000%, 8/01/24 -	8/13 at 100.00	AAA	1,037,470
	MBIA Insured

1,000	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2002J, 5.250%, 8/01/19 -	No Opt. Call	AAA	1,133,940
	FSA Insured

495	Springfield Water and Sewerage Commission, Massachusetts, General Revenue Bonds, Series 2003A,	7/14 at 100.00	AAA	542,273
	5.000%, 7/01/16 - MBIA Insured

$56,180	Total Long-Term Investments (cost $57,929,059) - 151.0%			59,855,919

	Other Assets Less Liabilities - 0.7%			289,036

	Preferred Shares, at Liquidation Value - (51.7)%			(20,500,000)

	Net Assets Applicable to Common Shares - 100%			$39,644,955

Forward Swap Contracts outstanding at August 31, 2004:
			Swap	Unrealized
	Notional	Effective	Termination	Appreciation
	Amount	Date(2)	Date	(Depreciation)

Agreement with Morgan Stanley dated June 9, 2004,
to pay semi-annually the notional amount multiplied by
6.009% (annualized) and receive quarterly the notional
amount multiplied by the three-month USD-LIBOR.	$3,000,000	12/13/04	12/13/24	$(272,431)

Agreement with JPMorgan dated June 23, 2004,
to pay semi-annually the notional amount multiplied
by 5.932% (annualized) and receive quarterly
the notional amount multiplied by the three-month
USD LIBOR.	2,500,000	1/14/05	1/14/25	(196,061)

				$(468,492)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common
	shares.
(2)	Effective date represents the date on which both the Fund and counterparty commence interest payments
	on each forward swap contract.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
	There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government
	agency securities which ensures the timely payment of principal and interest. Such securities are normally
	considered to be equivalent to AAA rated securities.

	Income Tax Information

	The following information is presented on an income tax basis. Differences between amounts for financial
	statement and federal income tax purposes are primarily due to timing differences in recognizing income
	on taxable market discount securities and timing differences in recognizing certain gains and losses on
	security transactions.

	At August 31, 2004, the cost of investments was $57,929,041.

	Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2004,
	were as follows:

	Gross unrealized:
	Appreciation	$1,948,769
	Depreciation	(21,891)

	Net unrealized appreciation of investments	$1,926,878

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Insured Massachusetts Tax-Free Advantage Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         10/29/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (Principal Executive Officer)

Date         10/29/04

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (Principal Financial Officer)

Date         10/29/04

* Print the name and title of each signing officer under his or her signature.